Net Capital Requirements (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
B. Riley Securities [Member]
Net Capital Requirements [Line Items]
Net capital	$ 69,463	$ 69,197
Excess capital	64,043	65,420
Required minimum net capital	5,420	3,777
B. Riley Wealth Management [Member]
Net Capital Requirements [Line Items]
Net capital	8,997	16,384
Excess capital	7,723	14,832
Required minimum net capital	$ 1,274	1,552
B. Riley Securities [Member]
Net Capital Requirements [Line Items]
Net capital		3,777	$ 4,398
Excess capital		65,420	130,163
B. Riley Wealth Management [Member]
Net Capital Requirements [Line Items]
Excess capital		14,832	10,431
Maximum [Member] | B. Riley Securities [Member]
Net Capital Requirements [Line Items]
Net capital		69,197	134,561
Maximum [Member] | B. Riley Wealth Management [Member]
Net Capital Requirements [Line Items]
Excess capital		16,384	12,328
Minimum [Member] | B. Riley Wealth Management [Member]
Net Capital Requirements [Line Items]
Net capital		$ 1,552	$ 1,897